Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2012
Entity Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2013
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2013
ProspectusDate	rr_ProspectusDate	Apr. 30, 2013
MainStay Marketfield Fund (Prospectus Summary) | MainStay Marketfield Fund | Investor Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MFNDX
MainStay Marketfield Fund (Prospectus Summary) | MainStay Marketfield Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MFADX
MainStay Marketfield Fund (Prospectus Summary) | MainStay Marketfield Fund | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MFCDX
MainStay Marketfield Fund (Prospectus Summary) | MainStay Marketfield Fund | Class I
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MFLDX
MainStay Marketfield Fund (Prospectus Summary) | MainStay Marketfield Fund | Class R2
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MFRDX